Statements of Cash Flows - Schedule of Changes in Non Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Non Cash Operating Working Capital [Abstract]
Accounts receivable	$ 90,677	$ (6,708)
Prepaid expenses	(14,250)	(6,243)
Accounts payable and accrued liabilities	(112,275)	6,931
Provisions	15,652	2,666
Other	10,793	(447)
Total	$ (9,403)	$ (3,801)